Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VICTORY PORTFOLIOS
Prospectus Date	rr_ProspectusDate	May 01, 2021
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Victory Funds
Victory Floating Rate Fund
Victory High Income Municipal Bond Fund
Victory High Yield Fund
Victory Strategic Income Fund
Victory Tax-Exempt Fund
(each, a "Fund")
Supplement dated November 26, 2021
to the Prospectus dated May 1, 2021 ("Prospectus")
The Prospectus is revised as set forth below.
1.All Funds: The following replaces footnote 1 in the "Shareholder Fees" table for Class A shares in the section titled "Fund Fees and Expenses" on pages 1, 8, 15, 23, and 30 of the Prospectus.
Shareholder Fees	Class
(fees paid directly from your investment)	A

Maximum Sales Charge (Load) Imposed on Purchases	2.25%
(as a percentage of offering price)

NONE1
Maximum Deferred Sales Charge (Load)
(as a percentage of the lower of sale proceeds or the original offering price)
1A contingent deferred sales charge of 0.75% may be imposed on Class A shares with respect to purchases of $250,000 or more that are redeemed within 18 months of purchase. For additional information, see the section entitled Choosing a Share Class.
If you wish to obtain more information, please call the Victory Funds at 800-539-3863 or your financial advisor.
PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.
Victory Funds
Victory INCORE Investment Quality Bond Fund
Victory INCORE Low Duration Bond Fund
(each, a "Fund")
Supplement dated November 26, 2021
to the Prospectus dated May 1, 2021 ("Prospectus")
The Prospectus is revised as set forth below.
1.All Funds: The following replaces footnote 1 in the "Shareholder Fees" table for Class A shares in the section titled "Fund Fees and Expenses" on pages 1 and 8 of the Prospectus.
Shareholder Fees	Class
(fees paid directly from your investment)	A

Maximum Sales Charge (Load) Imposed on Purchases	2.25%
(as a percentage of offering price)

Maximum Deferred Sales Charge (Load)	NONE1
(as a percentage of the lower of sale proceeds or the original offering price)
1A contingent deferred sales charge of 0.75% may be imposed on Class A shares with respect to purchases of $250,000 or more that are redeemed within 18 months of purchase. For additional information, see the section entitled Choosing a Share Class.
If you wish to obtain more information, please call the Victory Funds at 800-539-3863 or your financial advisor.
PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Floating Rate Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Victory Funds
Victory Floating Rate Fund
(each, a "Fund")
Supplement dated November 26, 2021
to the Prospectus dated May 1, 2021 ("Prospectus")
The Prospectus is revised as set forth below.
1.All Funds: The following replaces footnote 1 in the "Shareholder Fees" table for Class A shares in the section titled "Fund Fees and Expenses" on pages 1, 8, 15, 23, and 30 of the Prospectus.
Shareholder Fees	Class
(fees paid directly from your investment)	A

Maximum Sales Charge (Load) Imposed on Purchases	2.25%
(as a percentage of offering price)

NONE1
Maximum Deferred Sales Charge (Load)
(as a percentage of the lower of sale proceeds or the original offering price)
1A contingent deferred sales charge of 0.75% may be imposed on Class A shares with respect to purchases of $250,000 or more that are redeemed within 18 months of purchase. For additional information, see the section entitled Choosing a Share Class.
If you wish to obtain more information, please call the Victory Funds at 800-539-3863 or your financial advisor.
PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory High Income Municipal Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Victory Funds
Victory High Income Municipal Bond Fund
(each, a "Fund")
Supplement dated November 26, 2021
to the Prospectus dated May 1, 2021 ("Prospectus")
The Prospectus is revised as set forth below.
1.All Funds: The following replaces footnote 1 in the "Shareholder Fees" table for Class A shares in the section titled "Fund Fees and Expenses" on pages 1, 8, 15, 23, and 30 of the Prospectus.
Shareholder Fees	Class
(fees paid directly from your investment)	A

Maximum Sales Charge (Load) Imposed on Purchases	2.25%
(as a percentage of offering price)

NONE1
Maximum Deferred Sales Charge (Load)
(as a percentage of the lower of sale proceeds or the original offering price)
1A contingent deferred sales charge of 0.75% may be imposed on Class A shares with respect to purchases of $250,000 or more that are redeemed within 18 months of purchase. For additional information, see the section entitled Choosing a Share Class.
If you wish to obtain more information, please call the Victory Funds at 800-539-3863 or your financial advisor.
PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory High Yield Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Victory Funds
Victory High Yield Fund
(each, a "Fund")
Supplement dated November 26, 2021
to the Prospectus dated May 1, 2021 ("Prospectus")
The Prospectus is revised as set forth below.
1.All Funds: The following replaces footnote 1 in the "Shareholder Fees" table for Class A shares in the section titled "Fund Fees and Expenses" on pages 1, 8, 15, 23, and 30 of the Prospectus.
Shareholder Fees	Class
(fees paid directly from your investment)	A

Maximum Sales Charge (Load) Imposed on Purchases	2.25%
(as a percentage of offering price)

NONE1
Maximum Deferred Sales Charge (Load)
(as a percentage of the lower of sale proceeds or the original offering price)
1A contingent deferred sales charge of 0.75% may be imposed on Class A shares with respect to purchases of $250,000 or more that are redeemed within 18 months of purchase. For additional information, see the section entitled Choosing a Share Class.
If you wish to obtain more information, please call the Victory Funds at 800-539-3863 or your financial advisor.
PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Strategic Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Victory Funds
Victory Strategic Income Fund
(each, a "Fund")
Supplement dated November 26, 2021
to the Prospectus dated May 1, 2021 ("Prospectus")
The Prospectus is revised as set forth below.
1.All Funds: The following replaces footnote 1 in the "Shareholder Fees" table for Class A shares in the section titled "Fund Fees and Expenses" on pages 1, 8, 15, 23, and 30 of the Prospectus.
Shareholder Fees	Class
(fees paid directly from your investment)	A

Maximum Sales Charge (Load) Imposed on Purchases	2.25%
(as a percentage of offering price)

NONE1
Maximum Deferred Sales Charge (Load)
(as a percentage of the lower of sale proceeds or the original offering price)
1A contingent deferred sales charge of 0.75% may be imposed on Class A shares with respect to purchases of $250,000 or more that are redeemed within 18 months of purchase. For additional information, see the section entitled Choosing a Share Class.
If you wish to obtain more information, please call the Victory Funds at 800-539-3863 or your financial advisor.
PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Tax-Exempt Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Victory Funds
Victory Tax-Exempt Fund
(each, a "Fund")
Supplement dated November 26, 2021
to the Prospectus dated May 1, 2021 ("Prospectus")
The Prospectus is revised as set forth below.
1.All Funds: The following replaces footnote 1 in the "Shareholder Fees" table for Class A shares in the section titled "Fund Fees and Expenses" on pages 1, 8, 15, 23, and 30 of the Prospectus.
Shareholder Fees	Class
(fees paid directly from your investment)	A

Maximum Sales Charge (Load) Imposed on Purchases	2.25%
(as a percentage of offering price)

NONE1
Maximum Deferred Sales Charge (Load)
(as a percentage of the lower of sale proceeds or the original offering price)
1A contingent deferred sales charge of 0.75% may be imposed on Class A shares with respect to purchases of $250,000 or more that are redeemed within 18 months of purchase. For additional information, see the section entitled Choosing a Share Class.
If you wish to obtain more information, please call the Victory Funds at 800-539-3863 or your financial advisor.
PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory INCORE Investment Quality Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Victory Funds
Victory INCORE Investment Quality Bond Fund
(each, a "Fund")
Supplement dated November 26, 2021
to the Prospectus dated May 1, 2021 ("Prospectus")
The Prospectus is revised as set forth below.
1.All Funds: The following replaces footnote 1 in the "Shareholder Fees" table for Class A shares in the section titled "Fund Fees and Expenses" on pages 1 and 8 of the Prospectus.
Shareholder Fees	Class
(fees paid directly from your investment)	A

Maximum Sales Charge (Load) Imposed on Purchases	2.25%
(as a percentage of offering price)

Maximum Deferred Sales Charge (Load)	NONE1
(as a percentage of the lower of sale proceeds or the original offering price)
1A contingent deferred sales charge of 0.75% may be imposed on Class A shares with respect to purchases of $250,000 or more that are redeemed within 18 months of purchase. For additional information, see the section entitled Choosing a Share Class.
If you wish to obtain more information, please call the Victory Funds at 800-539-3863 or your financial advisor.
PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory INCORE Low Duration Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Victory Funds
Victory INCORE Low Duration Bond Fund
(each, a "Fund")
Supplement dated November 26, 2021
to the Prospectus dated May 1, 2021 ("Prospectus")
The Prospectus is revised as set forth below.
1.All Funds: The following replaces footnote 1 in the "Shareholder Fees" table for Class A shares in the section titled "Fund Fees and Expenses" on pages 1 and 8 of the Prospectus.
Shareholder Fees	Class
(fees paid directly from your investment)	A

Maximum Sales Charge (Load) Imposed on Purchases	2.25%
(as a percentage of offering price)

Maximum Deferred Sales Charge (Load)	NONE1
(as a percentage of the lower of sale proceeds or the original offering price)
1A contingent deferred sales charge of 0.75% may be imposed on Class A shares with respect to purchases of $250,000 or more that are redeemed within 18 months of purchase. For additional information, see the section entitled Choosing a Share Class.
If you wish to obtain more information, please call the Victory Funds at 800-539-3863 or your financial advisor.
PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.